Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-BCON

Commercial Mortgage Pass-Through Certificates, Series 2018-BCON

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

16 January 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-BCON Commercial Mortgage Pass-Through Certificates, Series 2018-BCON (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Trust Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-BCON securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loans,
iii.	Whether the originator of the Trust Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

16 January 2018

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent interests in J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-BCON (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of 12 promissory notes (collectively, the “Trust Notes”) issued by the borrowers, evidencing six fixed rate loans (collectively, the “Trust Loans”),
c.	Each of the Trust Loans is part of a split loan structure consisting of the related Trust Loan and a fixed rate loan (each a “Companion Loan” and collectively, the “Companion Loans,” and together with the Trust Loans, the “Mortgage Loans”), each evidenced by a separate promissory note (collectively, the “Companion Notes”) that will not be assets of the Issuing Entity,
d.	The Mortgage Loans are secured by, among other things, first mortgage liens on the related borrowers’ fee interests in six multifamily properties consisting primarily of six apartment towers and one parking garage located in Jersey City, New Jersey (each a “Mortgaged Property” and collectively, the “Mortgaged Properties”) and
e.	The Mortgage Loans have a related fixed rate mezzanine loan (the “Mezzanine Loan) that will not be an asset of the Issuing Entity and a portion of which will be allocated to each Mortgage Loan (each, an “Allocated Mezzanine Amount”).

For the purpose of the procedures described in this report, each Mortgage Loan, together with its respective portion of the Mezzanine Loan, is hereafter referred to as the “Total Debt associated with each Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Trust Loans, Companion Loans, Mortgage Loans, Mortgaged Properties, Mezzanine Loan, Allocated Mezzanine Amounts and Total Debt associated with each Mortgage Loan as of 1 February 2018 (the “Cut-off Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Attachment A Page 2 of 7

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Trust Loans, Companion Loans, Mortgage Loans, Mortgaged Properties, Mezzanine Loan, Allocated Mezzanine Amounts and Total Debt associated with each Mortgage Loan as of the Cut-off Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of each Mortgage Loan and the Mezzanine Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan and the Mezzanine Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date

of each Mortgage Loan and the Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Loan Term” of each Mortgage Loan and the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Loan Term

of each Mortgage Loan and the Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of each Mortgage Loan and the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 7

7.	With respect to each Mortgage Loan and the Mezzanine Loan, the applicable Source Documents indicate that each Mortgage Loan and the Mezzanine Loan are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use “0” for the original amortization term of each Mortgage Loan and the Mezzanine Loan (the “Amortization Term”),
b.	Use the “Loan Term” of each Mortgage Loan and the Mezzanine Loan, as shown on the Final Data File, for the original interest-only period of each Mortgage Loan and the Mezzanine Loan (the “IO Period”),
c.	Use the “Original Whole Loan Balance” of each Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of each Mortgage Loan as of the Cut-off Date (the “Cut-off Date Whole Loan Balance”) and
ii.	The principal balance of each Mortgage Loan as of the “Maturity Date” of each Mortgage Loan (the “Whole Loan Balance at Maturity”) and
d.	Use the “Original Mezzanine Loan Balance” of each Allocated Mezzanine Amount, as shown on the Final Data File, as:
i.	The principal balance of each Allocated Mezzanine Amount as of the Cut-off Date (the “Cut-off Date Mezzanine Loan Balance”) and
ii.	The principal balance of each Allocated Mezzanine Amount as of the “Maturity Date” of the Mezzanine Loan (the “Mezzanine Loan Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Whole Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Cut-off Date Whole Loan Balance,
d.	Cut-off Date Mezzanine Loan Balance,
e.	Whole Loan Balance at Maturity and
f.	Mezzanine Loan Maturity Balance

of each Mortgage Loan and Allocated Mezzanine Amount, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Total Debt Balance,
ii.	Cut-off Date Total Debt Balance and
iii.	Maturity Date Total Debt Balance

of the Total Debt associated with the each Mortgage Loan. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 7

9.	Using the:
a.	Original Whole Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Current Interest Rate and
d.	Mezzanine Loan Interest Rate

of each Mortgage Loan and Allocated Mezzanine Amount, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Interest Rate” of the Total Debt associated with each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:

a.                   Original Whole Loan Balance,

b.	Current Interest Rate,
c.	Original Total Debt Balance,
d.	Total Debt Interest Rate and
e.	Accrual Basis

of each Mortgage Loan and the Total Debt associated with each Mortgage Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 10., we recalculated the:

i.	Monthly Whole Loan Debt Service,
ii.	Annual Whole Loan Debt Service,
iii.	Total Debt Monthly Debt Service and
iv.	Total Debt Annual Debt Service

of each Mortgage Loan and the Total Debt associated with each Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Whole Loan Debt Service” of each Mortgage Loan as 1/12th of the product of:

a.	The “Original Whole Loan Balance,” as shown on the Final Data File,
b.	The “Current Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Whole Loan Debt Service” of each Mortgage Loan as the product of:

a.	The “Original Whole Loan Balance,” as shown on the Final Data File,
b.	The “Current Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Total Debt Monthly Debt Service” of the Total Debt associated with each Mortgage Loan as 1/12th of the product of:

a.	The “Original Total Debt Balance,” as shown on the Final Data File,
b.	The “Total Debt Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 5 of 7

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Total Debt Annual Debt Service” of the Total Debt associated with each Mortgage Loan as the product of:

a.	The “Original Total Debt Balance,” as shown on the Final Data File,
b.	The “Total Debt Interest Rate,” as shown on the Final Data File, and
c.	365/360.

11.	Using the:
a.	Cut-off Date Whole Loan Balance,
b.	Whole Loan Balance at Maturity,
c.	Annual Whole Loan Debt Service,
d.	TTM NCF,
e.	UW Financials Net Cash Flow,
f.	TTM NOI,
g.	UW Financials NOI,
h.	Appraisal Value,
i.	Land Value,
j.	Net Rentable Area and
k.	Residential Square Feet

of each Mortgage Loan and Mortgaged Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Whole Loan TTM NCF DSCR,
ii.	Whole Loan UW NCF DSCR,
iii.	Whole Loan TTM NOI DY,
iv.	Whole Loan UW NOI DY,
v.	Whole Loan Cut-off Date LTV,
vi.	Whole Loan to Land Value Ratio,
vii.	Whole Loan Maturity Date LTV,
viii.	Whole Loan Balance Per Unit and
ix.	Whole Loan Balance Per SF

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to:

a.	Round the “Whole Loan TTM NCF DSCR,“ “Whole Loan UW NCF DSCR” and “Whole Loan Balance Per SF” to two decimal places and
b.	Round the “Whole Loan TTM NOI DY,” “Whole Loan UW NOI DY,” “Whole Loan Cut-off Date LTV,” “Whole Loan to Land Value Ratio” and “Whole Loan Maturity Date LTV” to the nearest 1/10th of one percent.

Attachment A Page 6 of 7

12.	Using the:
a.	Cut-off Date Total Debt Balance,
b.	Maturity Date Total Debt Balance,
c.	Total Debt Annual Debt Service,
d.	TTM NCF,
e.	UW Financials Net Cash Flow,
f.	TTM NOI,
g.	UW Financials NOI,
h.	Appraisal Value and
i.	Land Value

of the Total Debt associated with each Mortgage Loan and Mortgaged Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Debt TTM NCF DSCR,
ii.	Total Debt UW NCF DSCR,
iii.	Total Debt TTM NOI DY,
iv.	Total Debt UW NOI DY,
v.	Total Debt Cut-off Date LTV,
vi.	Total Debt Maturity Date LTV and
vii.	Total Debt to Land Value Ratio

of the Total Debt associated with each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to:

a.	Round the “Total Debt TTM NCF DSCR” and “Total Debt UW NCF DSCR” to two decimal places and
b.	Round the “Total Debt TTM NOI DY,” “Total Debt UW NOI DY,” “Total Debt Cut-off Date LTV,” “Total Debt Maturity Date LTV” and “Total Debt to Land Value Ratio” to the nearest 1/10th of one percent.

13.	Using the:
a.	Primary Servicer Fee Rate and
b.	Master Servicer Fee Rate

of each Trust Loan, both as shown on the Final Data File, we recalculated the “Servicing Fee” of each Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin,
c.	Operating Advisor Fee and
d.	CREFC Fee

of each Trust Loan, all as shown on the Final Data File, we recalculated the “Total Admin Fee” of each Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 7

15.	Using the:
a.	Current Interest Rate and
b.	Total Admin Fee

of each Trust Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of each Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the “Cut-off Date Whole Loan Balance” of the Mortgage Loans, as shown on the Final Data File, we recalculated the “% of Cut-off Date Whole Loan Balance” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Loan Agreements	28 December 2017

Promissory Notes	28 December 2017

Mezzanine Loan Agreement	28 December 2017

Cash Management Agreements	28 December 2017

Settlement Statements	28 December 2017

Guaranty Agreements	28 December 2017

Non-Consolidation Opinions	28 December 2017

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	4 December 2017

Engineering Reports	20 October 2017

Environmental Phase I Reports	Various

Underwritten Rent Roll	30 August 2017

Underwriter’s Summary Report	18 December 2017

Master Lease Agreements	28 December 2017

Property Management Agreements	28 December 2017

Property Sub-Management Agreements	28 December 2017

Pro Forma Title Policies	Not Applicable

USPS Internet Site (www.usps.gov)	Not Applicable

Confidential Offering Memorandum	March 2017

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information: (see Note 1)

Characteristic	Source Document(s)

Property Address (see Note 2)	Appraisal Report
Property City (see Note 2)	Appraisal Report
State (see Note 2)	Appraisal Report
County	USPS Internet Site (www.usps.gov)
Zip Code	USPS Internet Site (www.usps.gov) or Appraisal Report
Property Type (see Note 3)	Appraisal Report and Underwritten Rent Roll
Property Sub-Type (see Note 3)	Appraisal Report and Underwritten Rent Roll
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Measurement Unit	Underwritten Rent Roll
Net Rentable Area (see Note 4)	Underwritten Rent Roll
Residential Square Feet	Underwritten Rent Roll
Occupancy % Most Recent	Underwritten Rent Roll
Occupancy Date Most Recent	Underwritten Rent Roll
Property Manager	Property Management Agreement and Property Sub-Management Agreement
Master Lease Agreement (Y/N)	Master Lease Agreement
Title Type	Pro Forma Title Policy

Third Party Information: (see Note 1)

Characteristic	Source Document

Appraisal Value	Appraisal Report
Land Value	Appraisal Report
Date of Appraisal	Appraisal Report
Appraisal Type	Appraisal Report
Appraisal Firm	Appraisal Report
Phase I Date	Environmental Phase I Report
Environmental Firm	Environmental Phase I Report
Engineering Report Date	Engineering Report
Engineering Firm	Engineering Report

Exhibit 2 to Attachment A

Underwriting Information: (see Note 5)

Characteristic	Source Document

UW Occupancy	Underwriter’s Summary Report
UW Financials Effective Gross Income	Underwriter’s Summary Report
UW Financials Expense Total	Underwriter’s Summary Report
UW Financials NOI	Underwriter’s Summary Report
UW Financials Replacement Reserves	Underwriter’s Summary Report
UW TI and LC	Underwriter’s Summary Report
UW Financials Net Cash Flow	Underwriter’s Summary Report
TTM Effective Gross Income	Underwriter’s Summary Report
TTM Expenses	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
TTM Replacement Reserves	Underwriter’s Summary Report
TTM NCF	Underwriter’s Summary Report
2016 Effective Gross Income	Underwriter’s Summary Report
2016 Expenses	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2016 Replacement Reserves	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement
Replacement Reserves Monthly Deposit Amount	Loan Agreement
Rollover Reserves Initial Deposit Amount	Settlement Statement
Rollover Reserves Monthly Deposit Amount	Loan Agreement
Deferred Maintenance Reserve Deposit Amount	Settlement Statement
Initial Debt Service Deposit	Settlement Statement
Monthly Debt Service Deposit	Loan Agreement
Initial Put Option Reserve	Settlement Statement
Initial PNC Operating Distribution Reserve	Settlement Statement
Initial Priority Return Reserve	Settlement Statement
Initial Incremental HTC Required Property Insurance Reserve	Settlement Statement

Exhibit 2 to Attachment A

Mortgage Loan, Trust Loan, Companion Loan and Mezzanine Loan Information: (see Note 6)

Characteristic	Source Document(s)

Borrower Entity	Loan Agreement
Origination Date (see Note 7)	Loan Agreement and Mezzanine Loan Agreement
Original Whole Loan Balance	Loan Agreement
Original Mezzanine Loan Balance (see Note 8)	Mezzanine Loan Agreement
Payment Date	Loan Agreement and Mezzanine Loan Agreement
First Payment Date (see Note 9)	Loan Agreement and Mezzanine Loan Agreement
Maturity Date (see Note 7)	Loan Agreement and Mezzanine Loan Agreement
Grace Period (EoD) (see Note 7)	Loan Agreement and Mezzanine Loan Agreement
Grace Period (Late) (see Note 7)	Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 7)	Loan Agreement and Mezzanine Loan Agreement
Current Interest Rate	Loan Agreement
Mezzanine Loan Interest Rate	Mezzanine Loan Agreement
Accrual Basis (see Note 7)	Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period Start	Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period End	Loan Agreement and Mezzanine Loan Agreement
String (see Note 10)	Loan Agreement
Partial Prepayments Allowed	Loan Agreement
Partial Release Permitted	Loan Agreement
Substitution Allowed	Loan Agreement
LockBox (Y/N)	Loan Agreement
LockBox Type (see Note 11)	Loan Agreement
Cash Management (see Note 12)	Loan Agreement
Single Asset Entity	Loan Agreement
Single Purpose Entity	Loan Agreement
TIC Structure	Loan Agreement
Condo Structure	Loan Agreement
DST	Loan Agreement
Letter of Credit	Loan Agreement
Earnout / Holdback	Loan Agreement
Future Debt Permitted?	Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion
Sponsors	Guaranty Agreement

Exhibit 2 to Attachment A

Notes:

1.	For the Mortgaged Property identified on the Preliminary Data File as “Mercury / Garage,” the Depositor provided separate appraisal report, engineering report and environmental phase I report Source Documents for the residential and garage portions. For the purpose of comparing “Property Information” and “Third Party Information” characteristics, the Depositor instructed us to aggregate the information set forth in the applicable Source Documents.

2.	For the purpose of comparing the:
a.	Property Address,
b.	Property City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

3.	For the purpose of comparing the “Property Type” and “Property Sub-Type” characteristics, the Depositor instructed us to use the property type and related property sub-type, both as shown in the appraisal report Source Document, that accounts for the majority of the Mortgaged Property’s net rentable area, as shown in the underwritten rent roll Source Document.

4.	For the purpose of comparing the “Net Rentable Area” characteristic for each Mortgaged Property, the Depositor instructed us to use each Mortgaged Property’s total residential units, as shown on the underwritten rent roll Source Document.

5.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

6.	For each “Mortgage Loan, Trust Loan, Companion Loan and Mezzanine Loan Information” characteristic, except for the:
a.	Original Mezzanine Loan Balance and
b.	Mezzanine Loan Interest Rate

characteristics, which are only related to the Mezzanine Loan, the Depositor instructed us to:

i.	Compare the information for each of these characteristics, as shown on the Preliminary Data File, to the corresponding information in the applicable Source Document(s) for each Mortgage Loan, and
ii.	Use the information for each characteristic described in i. above for each Mortgage Loan, Trust Loan and Companion Loan, as applicable.

Exhibit 2 to Attachment A

Notes: (continued)

7.	For the purpose of comparing the:
a.	Origination Date,
b.	Maturity Date,
c.	Grace Period (EoD),
d.	Grace Period (Late),
e.	Amortization Type and
f.	Accrual Basis

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for each Mortgage Loan and the Mezzanine Loan that is shown in the applicable Source Documents.

8.	For the purpose of comparing the “Original Mezzanine Loan Balance” characteristic, the Depositor instructed us to use the fully funded allocated mezzanine loan amounts that are shown in the mezzanine loan agreement Source Document.

9.	For the purpose of comparing the “First Payment Date” characteristic, the Depositor instructed us to assume that the “First Payment Date” is the “Payment Date” following the end of the first full interest accrual period, as shown in the applicable Source Documents.

10.	For the purpose of comparing the “String” characteristic, the Depositor instructed us to assume that the entire “Loan” (as defined in the loan agreement Source Document) has been securitized.

11.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Soft” if the applicable Source Documents currently require the borrower to deposit or cause the master lessee, property manager or property sub-manager to deposit all rents collected to the lockbox account.

12.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In-Place” if the applicable Source Documents instruct the lockbox bank to transfer funds from the lockbox account to a cash management account controlled by the lender and the funds are disbursed according to the applicable Source Documents.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Number
Property Name
Property Count
Master Lease Details
Whole Loan Note Control (Y/N)
Whole Loan Piece – In Trust
Whole Loan Piece – Not In Trust
Replacement Reserves Cap
Rollover Reserves Cap
ARD Year
Terms/Description of Springing Cash Management (If applicable)
Future Debt Description
Monthly Put Option Reserve
Monthly PNC Operating Distribution Reserve
Monthly Priority Return Reserve
Monthly Incremental HTC Required Property Insurance Reserve
Seismic Insurance
Seismic PML %
Loan Purpose
Ground Lease
Ground Lease Maturity Date
Master Servicer Fee Rate
Primary Servicer Fee Rate
Trustee/Cert Admin
CREFC Fee
Operating Advisor Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.